Schedule of Investments (unaudited) May 31, 2019	iShares® MSCI Hong Kong ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 7.1%
Bank of East Asia Ltd. (The)	5,568,810	$17,330,285
BOC Hong Kong Holdings Ltd.	16,081,000	61,735,223
Hang Seng Bank Ltd.	3,322,900	83,278,577

		162,344,085

Biotechnology — 0.8%
BeiGene Ltd., ADR(a)	155,340	18,319,246

Capital Markets — 7.1%
Hong Kong Exchanges & Clearing Ltd.	5,161,100	164,169,394

Diversified Telecommunication Services — 1.6%
HKT Trust & HKT Ltd.	16,447,500	25,928,169
PCCW Ltd.	18,434,169	10,486,049

		36,414,218

Electric Utilities — 6.8%
CK Infrastructure Holdings Ltd.	2,884,000	22,272,187
CLP Holdings Ltd.	7,137,700	80,703,153
HK Electric Investments & HK Electric Investments Ltd.	11,519,000	11,268,435
Power Assets Holdings Ltd.	6,025,000	41,649,502

		155,893,277

Equity Real Estate Investment Trusts (REITs) — 4.8%
Link REIT	9,163,000	109,621,060

Food & Staples Retailing — 0.5%
Dairy Farm International Holdings Ltd.	1,464,800	11,205,720

Food Products — 2.4%
Vitasoy International Holdings Ltd.	3,228,000	17,312,229
WH Group Ltd.(b)	41,435,500	37,310,473

		54,622,702

Gas Utilities — 4.2%
Hong Kong & China Gas Co. Ltd.	44,109,100	97,438,268

Hotels, Restaurants & Leisure — 6.9%
Galaxy Entertainment Group Ltd.	9,402,000	56,839,737
Melco Resorts & Entertainment Ltd., ADR	898,784	17,346,531
MGM China Holdings Ltd.(c)	4,126,288	6,367,931
Sands China Ltd.	10,529,600	47,675,329
Shangri-La Asia Ltd.	5,454,000	6,956,145
SJM Holdings Ltd.	8,626,000	9,549,544
Wynn Macau Ltd.	6,752,000	14,415,887

		159,151,104

Industrial Conglomerates — 9.7%
CK Hutchison Holdings Ltd.	11,725,767	110,743,895
Jardine Matheson Holdings Ltd.	960,800	61,664,144
Jardine Strategic Holdings Ltd.	962,600	35,943,484
NWS Holdings Ltd.	6,783,000	13,374,723

		221,726,246

Insurance — 21.5%
AIA Group Ltd.	52,449,800	492,685,815

Machinery — 1.6%
Techtronic Industries Co. Ltd.	5,943,647	37,903,253

Security	Shares	Value

Real Estate Management & Development — 20.9%
CK Asset Holdings Ltd.	11,228,767	$81,202,351
Hang Lung Properties Ltd.	8,792,000	18,502,274
Henderson Land Development Co. Ltd.	6,309,762	32,592,785
Hongkong Land Holdings Ltd.	5,069,900	33,055,748
Hysan Development Co. Ltd.	2,728,000	14,195,739
Kerry Properties Ltd.	2,838,000	10,768,441
New World Development Co. Ltd.	26,615,066	39,240,890
Sino Land Co. Ltd.	13,226,000	21,153,368
Sun Hung Kai Properties Ltd.	6,922,000	109,561,217
Swire Pacific Ltd., Class A	2,161,500	25,583,307
Swire Properties Ltd.	5,085,600	20,950,683
Wharf Holdings Ltd. (The)	5,293,150	13,535,741
Wharf Real Estate Investment Co. Ltd.	5,283,150	36,083,270
Wheelock & Co. Ltd.	3,558,357	23,554,308

		479,980,122

Road & Rail — 1.8%
MTR Corp. Ltd.	6,667,583	40,776,553

Semiconductors & Semiconductor Equipment — 0.6%
ASM Pacific Technology Ltd.	1,330,400	12,904,314

Textiles, Apparel & Luxury Goods — 0.4%
Yue Yuen Industrial Holdings Ltd.	3,172,000	8,880,168

Total Common Stocks — 98.7% (Cost: $2,269,098,550)		2,264,035,545

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.53%(d)(e)(f)	1,978,938	1,979,729
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(d)(e)	3,711,156	3,711,156

		5,690,885

Total Short-Term Investments — 0.2% (Cost: $5,690,885)		5,690,885

Total Investments in Securities — 98.9% (Cost: $2,274,789,435)		2,269,726,430

Other Assets, Less Liabilities — 1.1%		25,315,213

Net Assets — 100.0%		$2,295,041,643

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Hong Kong ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 05/31/19	Value at 05/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	18,423,432	(16,444,494)	1,978,938	$1,979,729	$100,222	(a)	$1,099	$(757)
BlackRock Cash Funds: Treasury, SL Agency Shares	663,374	3,047,782	3,711,156	3,711,156	36,052		—	—

				$5,690,885	$136,274		$1,099	$(757)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Hang Seng Index	179	06/27/19	$30,497	$(385,739)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$2,264,035,545	$—	$—	$2,264,035,545
Money Market Funds	5,690,885	—	—	5,690,885

	$2,269,726,430	$—	$—	$2,269,726,430

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(385,739)	$—	$—	$(385,739)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

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